RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Equity reservers impacted by financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	$ (33)	$ (34)	$ (46)
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at	(34)	(29)
Amount reclassified to profit or loss	2	7
Foreign currency revaluation of CAD borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	0	0
Tax Effect		(2)
Other	1	(10)
Balance, as at	(32)	(34)	(29)
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		(1)
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	(1)	1
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		0
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at	4	15
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of CAD borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	19	(8)
Tax Effect		0
Other	(11)	(3)
Balance, as at	12	4	15
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		0
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	0	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at	(652)	(378)
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of CAD borrowings	(49)	87
Foreign currency revaluation of net foreign operations	14	(324)
Valuation of investments in equity securities designated FVOCI	0	0
Tax Effect		(10)
Other	(13)	(69)
Balance, as at	(700)	(652)	$ (378)
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		0
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	$ 0	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		$ 42